Document and Entity Information	6 Months Ended
Apr. 01, 2012
Entity Registrant Name	Optex Systems Holdings Inc
Entity Central Index Key	0001397016
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	false
Document Period End Date	Apr. 01, 2012